UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-10123

The North Country Funds
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	11/30

Date of reporting period:	5/31/26

Item 1. Reports to Stockholders.

(a)

North Country Large Cap Equity Fund

(NCEGX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about North Country Large Cap Equity Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.northcountryfunds.com. You can also request this information by contacting us at (888) 350-2990.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

U.S. equities rose during the six-month period ended May 31, 2026.  Primary drivers included continued leadership from large-cap technology companies, improving performance in select cyclical industries, and persistent economic growth. Stock selection remained the primary driver of the Fund's results during the period.  The Fund's largest positive contributor was NVIDIA, which benefited from continued demand for artificial intelligence infrastructure and strong earnings growth. Caterpillar also contributed meaningfully as expectations for infrastructure spending, energy investment, and resilient industrial activity supported the shares. Alphabet, Apple, and Amazon were additional significant contributors as investors continued to favor companies with durable earnings growth, strong cash generation, and leading competitive positions. Financial holdings, including Goldman Sachs and Morgan Stanley, also added to performance as market conditions improved and investor sentiment toward the sector strengthened.  The largest detractor during the period was Microsoft following an extended period of strong performance despite continued solid operating results. KKR also detracted as alternative asset managers experienced weakness amid concerns regarding capital markets activity and private asset valuations. Additional detractors included Abbott Laboratories, Salesforce, Netflix, Thermo Fisher Scientific, Home Depot, Stryker, Adobe, and Berkshire Hathaway.  The Fund continues to emphasize ownership of high-quality businesses with durable competitive advantages, attractive long-term growth prospects, and strong balance sheets.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

North Country Large Cap Equity Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$42,788
$38,066
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	North Country Large Cap Equity Fund	S&P 500® Index
May-2016	$10,000	$10,000
May-2017	$11,680	$11,747
May-2018	$13,867	$13,436
May-2019	$13,980	$13,945
May-2020	$16,643	$15,735
May-2021	$22,459	$22,079
May-2022	$21,282	$22,013
May-2023	$21,668	$22,656
May-2024	$28,029	$29,042
May-2025	$31,341	$32,969
May-2026	$38,066	$42,788

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
North Country Large Cap Equity Fund	5.85%	21.46%	11.13%	14.30%
S&P 500® Index	11.34%	29.78%	14.15%	15.65%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 350-2990.

Fund Statistics

  Net Assets$124,967,228
  Number of Portfolio Holdings43
  Advisory Fee $429,151
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
34.7%
Financials
15.5%
Communications
12.8%
Consumer Discretionary
11.8%
Industrials
9.2%
Health Care
6.1%
Consumer Staples
5.5%
Energy
3.9%
Materials
0.2%
Other Assets in Excess of Liabilities
0.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Materials	0.2%
Energy	3.9%
Consumer Staples	5.5%
Health Care	6.1%
Industrials	9.2%
Consumer Discretionary	11.8%
Communications	12.8%
Financials	15.5%
Technology	34.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	11.1%
Apple, Inc.	10.0%
Alphabet, Inc., Class A	8.4%
Microsoft Corporation	7.4%
Amazon.com, Inc.	5.5%
Caterpillar, Inc.	4.4%
Meta Platforms, Inc., Class A	3.2%
Amphenol Corporation, Class A	3.1%
JPMorgan Chase & Company	3.0%
Walmart, Inc.	2.6%

North Country Large Cap Equity Fund (NCEGX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.northcountryfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-NCEGX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	[Long Form Financial Statements]

Investment Adviser

Advisors Preferred LLC

1445 Research Blvd, Suite 530

Rockville, MD 20850

Administrator and

Fund Accountant

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Investor Information: (888) 350-2990

The North Country Funds

 Large Cap Equity Fund

Semi-Annual Financial Statements and

Additional Information

May 31, 2026

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 1.8%
2,200	Blackrock, Inc.	$2,303,136

	AUTOMOTIVE - 1.5%
4,200	Tesla, Inc.(a)	1,830,318

	BANKING - 5.3%
55,500	Bank of America Corporation	2,863,800
12,500	JPMorgan Chase & Company	3,741,375
		6,605,175
	BEVERAGES - 0.4%
3,500	PepsiCo, Inc.	504,665

	BIOTECH & PHARMA - 3.0%
4,700	Amgen, Inc.	1,582,913
9,500	Johnson & Johnson	2,140,635
		3,723,548
	CHEMICALS - 0.2%
2,250	Solstice Advanced Materials, Inc.	189,518

	DIVERSIFIED INDUSTRIALS - 1.7%
9,000	Honeywell International, Inc.	2,140,740

	E-COMMERCE DISCRETIONARY - 5.5%
25,300	Amazon.com, Inc.(a)	6,847,192

	ELECTRICAL EQUIPMENT - 3.1%
26,000	Amphenol Corporation, Class A	3,867,760

	HOME CONSTRUCTION - 1.5%
27,500	Masco Corporation	1,931,875

	HOUSEHOLD PRODUCTS - 1.4%
12,125	Procter & Gamble Company	1,740,665

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 5.4%
2,600	Goldman Sachs Group, Inc.	$2,666,456
11,350	Intercontinental Exchange, Inc.	1,678,098
1,000	Jefferies Financial Group, Inc.	52,720
11,300	Morgan Stanley	2,350,400
		6,747,674
	INSURANCE - 1.9%
5,100	Berkshire Hathaway, Inc., Class B(a)	2,419,848

	INTERNET MEDIA & SERVICES - 12.8%
27,800	Alphabet, Inc., Class A	10,573,452
6,300	Meta Platforms, Inc., Class A	3,984,813
17,000	Netflix, Inc.(a)	1,462,340
		16,020,605
	MACHINERY - 4.4%
6,300	Caterpillar, Inc.	5,517,981

	MEDICAL EQUIPMENT & DEVICES - 3.2%
13,000	Abbott Laboratories	1,112,800
4,300	Stryker Corporation	1,311,887
3,100	Thermo Fisher Scientific, Inc.	1,526,781
		3,951,468
	OIL & GAS PRODUCERS - 3.9%
6,600	Chevron Corporation	1,204,236
8,200	Exxon Mobil Corporation	1,191,132
34,400	Williams Companies, Inc.	2,455,816
		4,851,184
	RETAIL - CONSUMER STAPLES - 3.7%
1,400	Costco Wholesale Corporation	1,338,848
28,200	Walmart, Inc.	3,264,150
		4,602,998
	RETAIL - DISCRETIONARY - 3.3%
7,800	Home Depot, Inc.	2,473,692
10,600	TJX Companies, Inc.	1,640,350
		4,114,042

The accompanying notes are an integral part of these financial statements.

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 11.2%
66,000	NVIDIA Corporation	$13,935,240

	SOFTWARE - 12.0%
20,350	Microsoft Corporation	9,162,383
11,000	Oracle Corporation	2,483,580
3,200	Palo Alto Networks, Inc.(a)	901,408
11,900	Salesforce, Inc.	2,274,090
1,500	Strategy, Inc., Class A(a)	238,635
		15,060,096
	SPECIALTY FINANCE - 1.0%
6,800	Capital One Financial Corporation	1,277,924

	TECHNOLOGY HARDWARE - 10.0%
40,200	Apple, Inc.	12,544,812

	TECHNOLOGY SERVICES - 1.5%
5,700	Visa, Inc., Class A	1,860,252

	TOTAL COMMON STOCKS (Cost $21,067,212)	124,588,716

	TOTAL INVESTMENTS - 99.7% (Cost $21,067,212)	$124,588,716
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	378,512
	NET ASSETS - 100.0%	$124,967,228

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
40	CBOT 10 Year US Treasury Notes	09/22/2026	$4,393,125	$10,001
11	CME E-Mini NASDAQ 100 Index Futures	06/22/2026	6,689,155	1,173,155
	TOTAL FUTURES CONTRACTS			$1,183,156

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

THE NORTH COUNTRY FUNDS

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026
Large Cap
Equity Fund
ASSETS:
Investments in securities, at fair value (Cost $ 21,067,212)	$124,588,716
Unrealized appreciation on futures	1,183,156
Dividends and interest receivable	98,424
Receivable for fund shares sold	108
Prepaid expenses and other assets	7,483
Total Assets	125,877,887

LIABILITIES:
Due to Custodian	158,655
Due to Broker	639,480
Accrued advisory fees	73,856
Accrued audit fees	11,470
Payable for fund shares redeemed	10,000
Accrued expenses and other liabilities	9,792
Payable to related parties	7,406
Total Liabilities	910,659
Net Assets	$124,967,228

NET ASSETS CONSIST OF:
Paid in capital	$18,477,331
Accumulated earnings	106,489,897
Net Assets	$124,967,228

Shares outstanding (unlimited number of shares authorized; no par value)	5,113,037

Net asset value, offering and redemption price per share($124,967,228/5,113,037)	$24.44

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2026

Large Cap
Equity Fund
INVESTMENT INCOME:
Dividends	$634,740
Interest	802
Total investment income	635,542

EXPENSES:
Investment advisory fees	429,151
Administration and fund accounting fees	56,039
Legal fees	22,937
Transfer agency fees	20,444
Custody fees	10,982
Audit fees	10,470
Chief compliance officer and liquidity administration fees	10,138
Registration and filing fees	8,478
Printing expense	7,979
Insurance expense	2,493
Trustees’ fees	2,065
Miscellaneous expenses	2,493
Total expenses	583,669

Net investment income	51,873

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	1,919,736
Futures contracts	(127,039)
1,792,697
Net change in unrealized appreciation on:
Investment transactions	4,078,202
Futures contracts	1,049,372
5,127,574

Net realized and unrealized gain on investments	6,920,271

Net increase in net assets resulting from operations	$6,972,144

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
FROM OPERATIONS:
Net investment income	$51,873	$251,413
Net realized gain from investment transactions	1,792,697	3,430,904
Net change in unrealized appreciation	5,127,574	7,955,161
Net increase in net assets resulting from operations	6,972,144	11,637,478

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,520,336)	(13,985,030)

CAPITAL SHARE TRANSACTIONS (Note 5)	(6,291,674)	1,052,280

NET ASSETS:

Net decrease in net assets	(2,839,866)	(1,295,272)

Beginning of period	127,807,094	129,102,366

End of period	$124,967,228	$127,807,094

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

LARGE CAP EQUITY FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each year/period)

	For the Six
	Months Ended
	May 31, 2026		For the Year Ended November 30,
	(Unaudited)		2025		2024		2023	2022	2021
Net asset value, beginning of year/period	$23.74		$24.21		$20.77		$20.73	$25.86	$23.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1)	0.01		0.04		0.04		0.11	0.11	0.07
Net realized and unrealized gain (loss) on investments	1.34		2.11		6.41		2.19	(3.16)	4.74
Total from investment operations	1.35		2.15		6.45		2.30	(3.05)	4.81
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.04)		(0.04)		(0.12)		(0.12)	(0.07)	(0.10)
Distribution from net realized gains	(0.61)		(2.58)		(2.89)		(2.14)	(2.01)	(2.33)
Total distributions	(0.65)		(2.62)		(3.01)		(2.26)	(2.08)	(2.43)
Net asset value, end of year/period	$24.44		$23.74		$24.21		$20.77	$20.73	$25.86
Total return (2)	5.85	% (4)	9.75%		36.44%		12.95%	(13.02)%	22.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$124,967		$127,807		$129,102		$116,738	$131,571	$170,626
Ratios to average net assets:
Expenses, before waiver	0.95	% (3)	0.99	% *	1.10	% *	1.08%	1.02%	0.99%
Expenses, after waiver	0.95	% (3)	0.97	% *	1.07	% *	1.08%	1.02%	0.99%
Net investment income	0.08	% (3)	0.20%		0.20%		0.56%	0.51%	0.31%
Portfolio turnover rate	0	% (4)	3%		3%		8%	7%	7%

(1)	Net investment income per share is based on average shares outstanding during the year/period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Annualized for periods of less than one year.

(4)	Not annualized.

*	Includes voluntary reimbursement from the advisor for legal fees. Had the advisor not reimbursed legal expenses ratios would have been as follows:

Expenses, before waiver	0.95%	1.05%	1.14%
Expenses, after waiver	0.95%	1.03%	1.11%

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified, management investment company on September 11, 2000. The Trust currently offers one series: the North Country Large Cap Equity Fund (the “Fund”). The Fund’s principal investment objective is to provide investors with long-term capital appreciation. The Fund commenced operations on March 1, 2001.

The Fund was initially organized on March 26, 1984 under New York law as a Collective Investment Trust sponsored by Glens Falls National Bank & Trust Company. Prior to its conversion to a regulated investment company (mutual fund), investor participation was limited to qualified employee benefit plans.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from these estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement - The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). Investments for

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2. Futures contracts are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value pursuant to the Fund’s fair value pricing policies and procedures, as approved by the Board (the “Valuation Policy”). Pursuant to the Valuation Policy, the fair value committee will take into account all relevant factors and circumstances in determining the fair value of a security, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the availability and use of data, reports or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the size of the Fund’s holdings; (ix) the existence of any extraordinary event relating to the security; (x) changes in the market environment; and (xi) any other matters considered relevant. In the absence of readily available market quotations, or other observable inputs, securities valued at fair value pursuant to the Procedures would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Fund to meet its obligations may be affected by economic or political developments in a specific country or region.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, including assumptions used in determining the fair value of priced instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of inputs used as of May 31, 2026, in valuing the Fund’s assets carried at fair value.

Assets	Level 1	Level 2*	Level 3*	Total
Investments:
Common Stocks **	$124,588,716	$—	$—	$124,588,716
Total Investments	$124,588,716	$—	$—	$124,588,716
Derivatives
Futures Contracts	1,183,156	—	—	1,183,156
Total Assets	$125,771,872	$—	$—	$125,771,872

*	The Fund did not hold any Level 2 or Level 3 investments during the period.

**	See Schedule of Investments for industry classifications.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2023, to November 30, 2025, or expected to be taken in the Fund’s November 30, 2026, year-end tax returns.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Fund did not incur any interest or penalties.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

During the fiscal year ended November 30, 2025, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended November 30, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$270,267	$(270,267)

Dividends and Distributions – The Fund will pay dividends from net investment income, if any, on an annual basis. The Fund will declare and pay distributions from net realized capital gains, if any, annually. Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions and Investment Income – Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with Advisors Preferred LLC (the “Adviser”) (North Country Investment Advisers, Inc. (the “Predecessor Adviser”) served as the adviser prior to February 27, 2025). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees. Under the terms of the agreement, the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.70% (0.75% prior to February 27, 2025) of the average daily net assets of the Fund. For the six months ended May 31, 2026, the Adviser received advisory fees of $429,151.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit the expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until February 26, 2027 so that the total annual operating expenses do not exceed 1.03% of the average daily net assets of the Fund.

Waivers and expense payments may be recouped by the Adviser to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the six months ended May 31, 2026, the Adviser did not waive any fees.

Pursuant to a liquidity program administrator agreement with the Fund, the Adviser, provides a liquidity program administrator who, directs the operations of the Fund’s liquidity risk management program. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser out of pocket expenses and an annual fee of $9,000. Pursuant to the liquidity program administrator agreement, the Adviser earned $4,500 in fees for the six months ended May 31, 2026.

Pursuant to a compliance consulting agreement with the Fund, the Adviser, provides a chief compliance officer who, directs the operations of the Fund’s compliance program. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser out of pocket expenses and an annual fee of $10,000. Pursuant to the compliance consulting agreement, the Adviser earned $5,000 in fees for the six months ended May 31, 2026 and reimbursement of out of pocket expenses of $638.

The Trust has entered into an Underwriting Agreement with Northern Lights Distributors, LLC (“the Distributor”) to serve as the principal underwriter for the Fund and distributor for the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provided a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund. Subsequently, the Adviser provides Chief Compliance Officer services as of May 22, 2025.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Ceros Financial Services, Inc. (“Ceros”) is a registered broker/dealer and an affiliate of the Adviser. During the six months ended May 31, 2026, Ceros executed trades on behalf of the Fund and received $543 in trade commissions. Certain officers and/or trustees of the Adviser are also officers/trustees of the Trust.

NOTE 4. RISKS

Futures Contracts – The Fund is subject to credit, currency, equity and interest rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedule of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the Schedule of Investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

NOTE 5. CAPITAL SHARE TRANSACTIONS

At May 31, 2026, there were an unlimited number of shares authorized with no par value. Transactions in capital shares were as follows:

	For the Six Months		For the Year
	Ended		Ended
	May 31, 2026		November 30, 2025
	Shares	Amount	Shares	Amount

Shares sold	39,825	$896,193	155,049	$3,575,613
Shares issued for reinvestment of dividends	143,467	3,331,310	624,857	13,746,859
Shares redeemed	(454,791)	(10,519,177)	(727,526)	(16,270,192)
Net increase (decrease)	(271,499)	$(6,291,674)	52,380	$1,052,280

NOTE 6. INVESTMENTS

The cost of purchases and proceeds from the sales of securities, other than short-term investments, for the six months ended May 31, 2026, amounted to $0 and $8,418,880, respectively.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

NOTE 7. OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the six months ended May 31, 2026, the Fund was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at May 31, 2026:

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets or Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral (Received) or Pledged	Net Amount
Futures Contracts	$1,183,156	$—	$1,183,156	$—	$—	$1,183,156
Total	$1,183,156	$—	$1,183,156	$—	$—	$1,183,156

The Fund uses derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 4.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of May 31, 2026:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Futures Contracts	Unrealized appreciation on futures contracts

A summary of the fair value by primary risk exposure as of May 31, 2026, was as follows:

	Asset Derivatives
Derivative Investment Type	Equity Risk	Interest Rate Risk	Total
Futures Contracts	$1,173,155	$10,001	$1,183,156

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended May 31, 2026:

Derivative Investment Type	Location of Gain on Derivative
Futures Contracts	Net realized gain (loss) from futures contracts
Net change in unrealized appreciation on futures contracts

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended May 31, 2026:

Net realized gain(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Interest Risk	Total
Futures Contracts	$3,039	$(130,078)	$(127,039)

Changes in unrealized appreciation on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Interest Risk	Total
Futures Contracts	$1,043,591	$5,781	$1,049,372

The derivative instruments outstanding as of May 31, 2026, as disclosed in the Schedule of Investments and in the Notes to Financial Statements and the amounts of realized and changes in unrealized gains on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

NOTE 8. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its gross unrealized appreciation and depreciation at May 31, 2026, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	(Depreciation)	(Depreciation)
$21,128,681	$103,584,643	$(124,608)	$103,460,035

NOTE 9. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended November 30, 2025, and fiscal year ended November 30, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2025	November 30, 2024
Ordinary Income	$865,933	$730,479
Long-Term Capital Gain	13,119,097	16,160,996
	$13,985,030	$16,891,475

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

As of November 30, 2025, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$415,924	$3,103,833	$—	$—	$—	$99,518,332	$103,038,089

The difference between book basis and tax basis unrealized appreciation/(depreciation) from investments is primarily attributable to the adjustments for mark-to-market on futures and C-Corporation return of capital distributions.

NOTE 10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of May 31, 2026, Arrow Financial Corporation, an account holding shares for the benefit of others in nominee name, held approximately 80% of the voting securities of the Fund.

NOTE 11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events requiring additional adjustment or disclosure in the financial statements.

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)

May 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 350-2990, by visiting www.northcountryfunds.com, and by visiting http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) North Country Funds

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	7/27/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	7/27/26

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	7/27/26